EQUITY SECURITIES (Tables)	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of Components of Change in Net Gains (Losses) on Equity Securities
The net gains (losses) on equity securities recognized in “Investment related gains (losses)” on the statements of operations are shown below:

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2025	2024	2023
Unrealized gains on equity securities	$380	$474	$359
Net gains (losses) on equity securities sold	78	169	13
Net gains on equity securities	$458	$643	$372
Equity securities by market sector distribution are shown below, based on carrying value:

AS OF DEC. 31	2025	2024
Consumer goods	2%	5%
Education	4%	7%
Energy and utilities	8%	5%
Finance	74%	62%
Healthcare	1%	3%
Industrials	6%	7%
Information technology	4%	10%
Other	1%	1%
Total	100%	100%